September 8, 2010




VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Resource Variable Account B (811-04716)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2010 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the semiannual report mailing.

        We incorporate by reference the following semiannual reports for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds (Invesco Variable
		 Insurance Funds)
		Registration No.:  811-07452
		CIK No.: 0000896435
		Accession No.: 0000950123-10-081577
		Date of Filing: 08/27/2010

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.: 0001467105-10-000063
		Date of Filing:  08/24/2010

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.: 0001056707-10-000010
		Date of Filing: 08/16/2010

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.: 0000890064-10-000008
		Date of Filing: 08/16/2010

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.: 0000846800-10-000009
		Date of Filing:  08/16/2010

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.: 0000813383-10-000013
		Date of Filing: 08/16/2010

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-10-001299
		Date of Filing: 08/26/2010

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.: 0000088053-10-001300
		Date of Filing: 08/26/2010

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.: 0001318148-10-001256
		Date of Filing: 08/23/2010

		Filer/Entity:  Franklin Templeton Variable Insurance Products
			Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession Nos.:	 0001193125-10-197839
 		                 0001193125-10-197847
		Date of Filings:  08/26/2010

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.: 0001193125-10-204881
		Date of Filing: 09/03/2010

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.: 0001145443-10-001923
		Date of Filing:  08/26/2010

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No:  811-08786
		CIK No.:  0000930709
		Accession No.: 0000078713-10-000093
		Date of Filing:  08/27/2010

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.: 0000356494-10-000023
		Date of Filing: 08/23/2010

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.: 0000356494-10-000024
		Date of Filing:  08/23/2010

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.: 0000035373-10-000012
		Date of Filing: 08/26/2010

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000356494-10-000026
		Date of Filing:  08/23/2010



If you have any questions regarding this filing, please contact me at
(425) 256-5026.

					Sincerely,


					/s/Jacqueline M. Veneziani
					--------------------------
					Jacqueline M. Veneziani
					Senior Counsel

August 2010

Dear Valued Customer:

Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of August 1, 2010 within the following Symetra contract:


Prospectuses, Annual Reports or Semiannual Reports, and Statements of Additional Information are also available online by following these simple steps:

1. Log on to www.symetra.com.
2. Select the "Performance & Prospectus" tab.
3. Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Thomas M. Marra
Thomas M. Marra
President
Symetra Life Insurance Company


Enclosure(s)

August 2010

RE: Have you changed your e-mail address?

Dear Valued Customer:

We have attempted three times to notify you by e-mail that you have a new compliance document available for viewing, but each time the e-mail has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new document is available for viewing.

To satisfy SEC requirements, we are enclosing the compliance documents(s) for your Symetra Life Insurance Company variable annuity and/or variable life contract with this mailing.

Please log in to your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery, or:

1. Log on to www.symetra.com.
2. Select the "Performance & Prospectus" tab.
3. Select the type of product you own.
4. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

Please Note: Because we are required by law to deliver certain documents to you, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent compliance mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Thomas M. Marra
Thomas M. Marra
President
Symetra Life Insurance Company

August 2010

RE: Your Symetra Regulatory Documents

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the link below to view the semiannual reports and recent updates to your variable annuity or variable life products.

http://www.prtdocs.newriver.com/symetra/xxxxxxxxx.pdf

As always, Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company


The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify Symetra immediately. Thank you for your cooperation.

August 2010

Dear Valued Customer:

Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of August 1, 2010 within your Symetra variable annuity and/or variable life insurance contract(s).


As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Thomas M. Marra
Thomas M. Marra
President
Symetra Life Insurance Company

August 2010

Dear Valued Customer:

Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of August 1, 2010 within the following Symetra contract:



As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Thomas M. Marra
Thomas M. Marra
President
Symetra Life Insurance Company

August 2010

To: Our Qualified Retirement Plan Sponsors


Enclosed are Semiannual Reports which may include recent prospectus supplement updates for the underlying investment portfolios within the following Symetra contract:




Prospectuses, Annual Reports or Semiannual Reports, and Statements of Additional Information are also available online by following these simple steps:

1. Log on to www.symetra.com.
2. Select the "Performance & Prospectus" tab.
3. Select the type of product you own.
4. From the drop-down box next to the name of the product(s) you own, select the type of document you wish to view.

As always, Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you and your plan participants meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Thomas M. Marra
Thomas M. Marra
President
Symetra Life Insurance Company